Schedule of investments
Delaware U.S. Growth Fund	July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.59%♦
Communication Services — 15.03%
Alphabet Class A †	63,972	$95,187,137
Charter Communications Class A †	195,894	113,618,520
Match Group †	820,823	84,298,522
Netflix †	160,387	78,409,997
		371,514,176
Consumer Discretionary — 11.98%
Amazon.com †	53,324	168,753,396
NIKE Class B	753,554	73,554,406
Starbucks	703,284	53,822,325
		296,130,127
Financials — 3.40%
KKR & Co. Class A	2,375,330	84,015,422
		84,015,422
Healthcare — 12.92%
Illumina †	204,630	78,201,401
Intuitive Surgical †	117,320	80,415,821
IQVIA Holdings †	632,397	100,165,361
UnitedHealth Group	199,882	60,520,272
		319,302,855
Industrials — 7.37%
Uber Technologies †	3,352,321	101,441,233
Waste Management	736,901	80,764,350
		182,205,583
Materials — 3.24%
Ball	1,085,159	79,900,257
		79,900,257
Technology — 45.65%
Adobe †	126,041	56,002,537
Autodesk †	348,639	82,428,719
Coupa Software †	269,467	82,578,162
Mastercard Class A	358,839	110,712,597
Microsoft	1,224,250	250,983,492
Paycom Software †	179,841	51,141,385
PayPal Holdings †	586,552	115,005,251
ServiceNow †	243,871	107,108,143
NQ-101 [7/20] 9/20 (1325956)    1

Schedule of investments
Delaware U.S. Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Twilio Class A †	460,981	$127,885,349
Visa Class A	757,680	144,262,272
		1,128,107,907
Total Common Stock (cost $1,611,940,644)		2,461,176,327

Short-Term Investments — 0.14%
Money Market Mutual Funds — 0.14%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.06%)	725,501	725,501
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.05%)	725,501	725,501
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.13%)	725,502	725,502
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.01%)	725,502	725,502
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.01%)	725,501	725,501
Total Short-Term Investments (cost $3,627,507)		3,627,507
Total Value of Securities—99.73% (cost $1,615,568,151)		2,464,803,834
Receivables and Other Assets Net of Liabilities—0.27%		6,561,700
Net Assets Applicable to 88,617,029 Shares Outstanding—100.00%		$2,471,365,534
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-101 [7/20] 9/20 (1325956)